Mutual Investment Fund
of Connecticut, Inc.

Financial Statements
December 31, 1999

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES      VALUE
-------------------------------------------------  --------  ------------
COMMON STOCKS (99.1%)
BASIC INDUSTRIES (4.7%)
CHEMICALS (2.2%)
Rohm & Haas Co. .................................   23,600   $   960,225
                                                             -----------
FOREST PRODUCTS & PAPER (1.4%)
Temple-Inland, Inc. .............................    9,400       619,812
                                                             -----------

METALS & MINING (1.1%)
Allegheny Technologies, Inc......................   10,250       229,984
USX-U.S. Steel Group.............................    8,100       267,300
                                                             -----------
                                                                 497,284
                                                             -----------
  TOTAL BASIC INDUSTRIES.........................              2,077,321
                                                             -----------

CONSUMER GOODS & SERVICES (16.2%)
AUTOMOTIVE (1.0%)
Lear Corp.+......................................   14,100       451,200
                                                             -----------
BROADCASTING & PUBLISHING (1.3%)
AT+T Corp. - Liberty Media Group, Class A+.......   10,100       573,175
                                                             -----------

ENTERTAINMENT, LEISURE & MEDIA (4.0%)
America Online, Inc.+............................    7,400       558,237
International Game Technology....................   10,200       207,187
News Corp Ltd. (Spons. ADR)......................   13,700       524,025
Seagram Co., Ltd.(i).............................   10,300       462,856
                                                             -----------
                                                               1,752,305
                                                             -----------

FOOD, BEVERAGES & TOBACCO (2.2%)
Coca-Cola Co.....................................    6,700       390,275
Philip Morris Companies, Inc.....................   24,400       565,775
                                                             -----------
                                                                 956,050
                                                             -----------

HOUSEHOLD PRODUCTS (2.4%)
Clorox Co........................................    3,500       176,312
Procter & Gamble Co..............................    8,200       898,412
                                                             -----------
                                                               1,074,724
                                                             -----------

PERSONAL CARE (1.7%)
Gillette Co......................................   18,000       741,375
                                                             -----------
              SECURITY DESCRIPTION                  SHARES      VALUE
-------------------------------------------------  --------  ------------

RETAIL (3.6%)
Abercrombie & Fitch Co., Class A+................    9,200   $   245,525
Circuit City Stores, Inc. - Circuit City Group...    5,500       247,844
Dayton Hudson Corp...............................    6,400       470,000
Wal-Mart Stores, Inc.............................    9,500       656,687
                                                             -----------
                                                               1,620,056
                                                             -----------
  TOTAL CONSUMER GOODS & SERVICES................              7,168,885
                                                             -----------

ENERGY (5.1%)
OIL-PRODUCTION (4.5%)
Conoco, Inc, Class B.............................    7,900       196,512
Exxon Mobil Corp.................................   18,009     1,450,850
Shell Transport & Trading Co. (ADR)..............    7,300       359,525
                                                             -----------
                                                               2,006,887
                                                             -----------

OIL-SERVICES (0.6%)
Cooper Cameron Corp.+............................    5,200       254,475
                                                             -----------
  TOTAL ENERGY...................................              2,261,362
                                                             -----------

FINANCE (12.8%)
BANKING (7.0%)
Astoria Financial Corp. .........................    7,490       227,977
Bank of America Corp. ...........................    6,728       337,661
Citigroup, Inc. .................................    7,700       427,831
First Union Corp.................................   24,100       790,781
KeyCorp..........................................   11,200       247,800
U.S. Bancorp.....................................   20,300       483,394
Washington Mutual, Inc. .........................   22,700       590,200
                                                             -----------
                                                               3,105,644
                                                             -----------

FINANCIAL SERVICES (1.8%)
C.I.T. Group Inc., Class A.......................   19,800       418,275
Federal Home Loan Mortgage Corp..................    8,600       404,737
                                                             -----------
                                                                 823,012
                                                             -----------

INSURANCE (4.0%)
Ambac Financial Group Inc........................   10,200       532,312
Aon Corp.........................................   11,000       440,000
UnumProvident Corp...............................   11,200       359,100

The Accompanying Notes are an Integral Part of the Financial Statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES      VALUE
-------------------------------------------------  --------  ------------
INSURANCE (CONTINUED)
XL Capital Ltd., Class A.........................    8,100   $   420,187
                                                             -----------
                                                               1,751,599
                                                             -----------
  TOTAL FINANCE..................................              5,680,255
                                                             -----------
HEALTH CARE (9.5%)
HEALTH SERVICES (0.8%)
Tenet Healthcare Corp.+..........................   15,500       364,250
                                                             -----------

MEDICAL SUPPLIES (0.9%)
PE Corp.- PE Biosystems Group....................    3,400       409,063
                                                             -----------
PHARMACEUTICALS (7.8%)
ALZA Corp.+......................................   14,700       508,988
American Home Products Corp......................    9,900       390,431
Bristol-Myers Squibb Co..........................    6,400       410,800
Eli Lilly & Co...................................    5,500       365,750
Forest Laboratories Inc.+........................   11,000       675,813
Monsanto Co. ....................................   22,500       801,563
Warner-Lambert Co................................    3,200       262,200
                                                             -----------
                                                               3,415,545
                                                             -----------
  TOTAL HEALTH CARE..............................              4,188,858
                                                             -----------

INDUSTRIAL PRODUCTS & SERVICES (12.1%)
AEROSPACE (0.7%)
Lockheed Martin Corp.............................   14,700       321,563
                                                             -----------

COMMERCIAL SERVICES (1.5%)
Cendant Corp.+...................................   24,500       650,781
                                                             -----------

DIVERSIFIED MANUFACTURING (5.3%)
Cooper Industries Inc............................    3,100       125,356
Honeywell International, Inc.....................   10,700       617,256
Quantum Corp.+...................................   28,900       437,113
Tyco International Ltd.(i).......................   29,528     1,147,901
                                                             -----------
                                                               2,327,626
                                                             -----------
FOREST PRODUCTS & PAPER (1.0%)
Smurfit - Stone Container Corp.+.................   17,700       433,650
                                                             -----------

MACHINERY (1.0%)
Deere & Co.......................................   10,400       451,100
                                                             -----------
              SECURITY DESCRIPTION                  SHARES      VALUE
-------------------------------------------------  --------  ------------
MULTI-SECTOR (2.1%)
General Electric Co..............................    6,100   $   943,975
                                                             -----------

POLLUTION CONTROL (0.5%)
Waste Management, Inc............................   11,492       197,519
                                                             -----------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........              5,326,214
                                                             -----------

TECHNOLOGY (28.8%)
COMPUTER PERIPHERALS (3.3%)
EMC Corp.+.......................................    8,900       972,325
Seagate Technology+..............................   10,800       502,875
                                                             -----------
                                                               1,475,200
                                                             -----------

COMPUTER SOFTWARE (5.4%)
BMC Software, Inc................................    3,000       239,813
Citrix Systems, Inc.+............................    3,900       479,700
Microsoft Corp.+.................................   14,100     1,646,175
                                                             -----------
                                                               2,365,688
                                                             -----------

COMPUTER SYSTEMS (5.9%)
Compaq Computer Corp.............................   11,400       308,513
Dell Computer Corp.+.............................    6,200       316,200
International Business Machines Corp.............    5,200       561,600
Sun Microsystems, Inc.+..........................   18,000     1,393,875
                                                             -----------
                                                               2,580,188
                                                             -----------

ELECTRONICS (4.4%)
Cisco Systems, Inc.+.............................   18,000     1,928,250
                                                             -----------

INFORMATION PROCESSING (0.6%)
DoubleClick, Inc.+...............................    1,100       278,369
                                                             -----------

SEMICONDUCTORS (3.7%)
Intel Corp.......................................    5,800       477,413
Motorola, Inc....................................    4,000       589,000
Texas Instruments, Inc...........................    5,900       571,563
                                                             -----------
                                                               1,637,976
                                                             -----------

TELECOMMUNICATION SERVICES (4.0%)
Global Crossing Ltd.+............................   11,300       565,000
MCI WorldCom, Inc.+..............................   19,200     1,018,800
Sprint Corp. (PCS Group)+........................    1,900       194,750
                                                             -----------
                                                               1,778,550
                                                             -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES      VALUE
-------------------------------------------------  --------  ------------
TELECOMMUNICATIONS-EQUIPMENT (1.5%)
Lucent Technologies, Inc. .......................    8,800   $   658,350
                                                             -----------
  TOTAL TECHNOLOGY...............................             12,702,571
                                                             -----------

TRANSPORTATION (2.1%)
RAILROADS (1.9%)
CSX Corp.........................................    6,900       216,488
Union Pacific Corp...............................   14,000       610,750
                                                             -----------
                                                                 827,238
                                                             -----------

TRANSPORT & SERVICES (0.2%)
United Parcel Services, Inc, Class B.............    1,200        82,800
                                                             -----------
  TOTAL TRANSPORTATION...........................                910,038
                                                             -----------

UTILITIES (7.8%)
ELECTRIC (0.9%)
Northern States Power Co.........................   20,400       397,800
                                                             -----------

NATURAL GAS (2.2%)
Columbia Gas System, Inc.........................   15,250       964,563
                                                             -----------
              SECURITY DESCRIPTION                  SHARES      VALUE
-------------------------------------------------  --------  ------------

TELEPHONE (4.7%)
AT&T Corp........................................    9,250   $   469,438
GTE Corp.........................................    7,400       522,163
Level 3 Communications, Inc.+....................    6,000       491,250
SBC Communications, Inc..........................   12,100       589,875
                                                             -----------
                                                               2,072,726
                                                             -----------
  TOTAL UTILITIES................................              3,435,089
                                                             -----------
TOTAL INVESTMENTS
  (COST $34,391,900)(99.1%)................................   43,750,593
OTHER ASSETS IN EXCESS OF
  LIABILITIES (0.9%).......................................      386,357
                                                             -----------
NET ASSETS (100.0%)........................................  $44,136,950
                                                             ===========

------------------------------
Note: The cost of securities for federal income tax purposes at December 31, 1999 was $35,211,047, the aggregate gross unrealized appreciation and depreciation was $10,754,587 and $2,215,041, respectively, resulting in net unrealized appreciation of $8,539,546.

+ Non-income producing security.

(i) Foreign security.

ADR - American Depositary Receipt

Spons. ADR - Sponsored ADR

The Accompanying Notes are an Integral Part of the Financial Statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $34,391,900)            $43,750,593
Cash                                                   694,210
Dividends Receivable                                    35,442
Receivable for Expense Reimbursement                     8,669
Interest Receivable                                      3,093
Prepaid Directors' Fees                                  2,875
Prepaid Expenses and Other Assets                          810
                                                   -----------
    Total Assets                                    44,495,692
                                                   -----------
LIABILITIES
Distributions Payable to Shareholders                  272,573
Advisory Fee Payable                                    18,333
Custody Fee Payable                                      7,818
Administration Fee Payable                               4,987
Accrued Expenses                                        55,031
                                                   -----------
    Total Liabilities                                  358,742
                                                   -----------
NET ASSETS
Applicable to 1,225,468 Shares of Beneficial
  Interest Outstanding (2,000,000 shares
  authorized without par value)                    $44,136,950
                                                   ===========
Net Asset Value, Offering and Redemption Price
  per Share                                             $36.02
                                                         -----
                                                         -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $35,524,870
Undistributed Net Investment Income                     12,227
Distributions in Excess of Net Realized Gain on
  Investments                                         (758,840)
Net Unrealized Appreciation of Investments           9,358,693
                                                   -----------
    Net Assets                                     $44,136,950
                                                   ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $3,457)                                                 $  557,604
Interest Income                                                  44,259
                                                             ----------
    Investment Income                                           601,863

FUND EXPENSES
Advisory Fee                                       $217,403
Custodian Fees and Expenses                          42,576
Professional Fees and Expenses                       39,170
Transfer Agent Expense                               16,283
Administration Fee                                    6,555
Printing Expenses                                     4,748
Directors' Fees and Expenses                          3,690
Insurance Expense                                     3,318
Miscellaneous                                        12,921
                                                   --------
    Total Expenses                                  346,664
Less: Reimbursement of Expenses                      (7,517)
                                                   --------
NET FUND EXPENSES                                               339,147
                                                             ----------
NET INVESTMENT INCOME                                           262,716
NET REALIZED GAIN ON INVESTMENTS                              5,714,395
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   (91,226)
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $5,885,885
                                                             ==========

The Accompanying Notes are an Integral Part of the Financial Statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        FOR THE            FOR THE
                                                      YEAR ENDED         YEAR ENDED
                                                   DECEMBER 31, 1999  DECEMBER 31, 1998
                                                   -----------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $        262,716   $        326,889
Net Realized Gain on Investments                          5,714,395          7,154,869
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                             (91,226)         1,775,166
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                          5,885,885          9,256,924
                                                   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (256,230)          (326,942)
Net Realized Gain                                        (5,791,147)        (7,078,703)
In Excess of Net Realized Gain                             (758,840)                --
                                                   ----------------   ----------------
    Total Distributions to Shareholders                  (6,806,217)        (7,405,645)
                                                   ----------------   ----------------
FROM SHAREHOLDER TRANSACTIONS
Proceeds from Shares Sold                                   465,000          1,500,000
Reinvestment of Dividends and Distributions               4,596,311          4,744,560
Cost of Shares Redeemed                                  (3,129,558)        (4,811,800)
                                                   ----------------   ----------------
    Net Increase from Shareholder Transactions            1,931,753          1,432,760
                                                   ----------------   ----------------
    Total Increase in Net Assets                          1,011,421          3,284,039
NET ASSETS
Beginning of Year                                        43,125,529         39,841,490
                                                   ----------------   ----------------
End of Year (including undistributed net
  investment income of $12,227 and $0,
  respectively)                                    $     44,136,950   $     43,125,529
                                                   ================   ================

The Accompanying Notes are an Integral Part of the Financial Statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each year is as follows:

                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------
                                                    1999     1998     1997     1996     1995
                                                   -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF YEAR                 $ 37.08  $ 35.72  $ 37.55  $ 34.77  $ 30.54
                                                   -------  -------  -------  -------  -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.23     0.31     0.34     0.43     0.59
Net Realized and Unrealized Gain on Investments       4.84     8.15    10.26     6.82     9.10
                                                   -------  -------  -------  -------  -------
Total from Investment Operations                      5.07     8.46    10.60     7.25     9.69
                                                   -------  -------  -------  -------  -------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (0.22)   (0.31)   (0.34)   (0.43)   (0.59)
Net Realized Gain                                    (5.22)   (6.79)  (12.09)   (4.04)   (4.87)
In Excess of Net Realized Gain                       (0.69)      --       --       --       --
                                                   -------  -------  -------  -------  -------
Total Distributions to Shareholders                  (6.13)   (7.10)  (12.43)   (4.47)   (5.46)
                                                   -------  -------  -------  -------  -------

NET ASSET VALUE, END OF YEAR                       $ 36.02  $ 37.08  $ 35.72  $ 37.55  $ 34.77
                                                   =======  =======  =======  =======  =======

RATIOS AND SUPPLEMENTAL DATA
Total Return                                         14.42%   23.92%   29.44%   21.44%   32.11%
Net Assets, End of Year (in thousands)             $44,137  $43,126  $39,841  $40,563  $32,600
Ratios to Average Net Assets
  Net Expenses                                        0.78%    0.78%    0.78%    0.81%    0.69%
  Net Investment Income                               0.60%    0.76%    0.80%    1.18%    1.66%
  Expenses without Reimbursement                      0.80%    0.79%    0.78%    0.96%    0.69%
Portfolio Turnover                                      93%      90%     109%      99%      71%

The Accompanying Notes are an Integral Part of the Financial Statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Investment Fund of Connecticut, Inc. (the "fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The fund's investment objective is capital growth consistent with an effort to reduce volatility. The fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stock. Under the terms of its Bylaws and Certificate of Incorporation, fund shares may be owned by state bank and trust companies, national banks, state or federally chartered savings and loan associations or state or federally chartered savings banks (and pension plans of the preceding) located in Connecticut, by Connecticut bank trade associations of any of the foregoing, provided any such trade association is classified as such under
Section 501(e)(6) of the Internal Revenue Code.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The fund values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the last traded price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the fund's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the fund's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   d) The fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
      the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

   e) The fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies." The effect of applying this statement was to increase undistributed net income by $5,741 and decrease paid in capital by $5,741. The adjustment is attributable to non-deductible expenses. Net investment income, net realized gains, and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan and Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the fund pays JPMIM at an annual rate of 0.50% of the first $75,000,000 of the fund's average daily net assets and 0.45% of the next $75,000,000 of the fund's average daily net assets. Notwithstanding the foregoing, the fund has agreed to pay JPMIM a minimum annual fee of $125,000 for its services as investment advisor. For the year ended December 31, 1999, such fees amounted to $217,403.

   b) The fund has a Services Agreement with Morgan under which Morgan acts as the fund's custodian, transfer agent and registrar, and provides financial and fund accounting oversight services to the fund. Morgan is also responsible for certain usual and customary expenses incurred by the fund. These expenses include, but are not limited to, federal and state governmental fees; interest charges; taxes; expenses of the fund's administrator; fees and expenses of any subcustodian or subtransfer agent; expenses of the fund's Directors in connection with their duties as Directors; fees and expenses of the fund's independent auditors and legal counsel; the expenses of printing and mailing reports; notices and proxies to fund shareholders; the expenses of meetings of shareholders and of the Board of Directors; and insurance premiums. The fund will pay these expenses directly and such amounts will be deducted from the fee to be paid to Morgan under the Services Agreement. This fee is computed daily and payable monthly at the annual rate of 0.28% of the fund's average daily net assets. If such amounts are more than the amount of Morgan's fee under the Services Agreement, Morgan will reimburse the fund for such excess amounts. For the year ended December 31, 1999, Morgan has agreed to reimburse the fund $7,517 for expenses under this agreement.

   c) Administration of the fund is currently provided by The Connecticut Banker's Association (the "Association"). The Association is reimbursed for reasonable expenses incurred in connection with such administration. For the year ended December 31, 1999, the fund reimbursed the Association $6,555 for administration expenses incurred.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the year ended December 31, 1999 were as follows:

COST OF       PROCEEDS
PURCHASES    FROM SALES
---------    -----------
$40,021,227  $43,992,758

4. SHAREHOLDER TRANSACTIONS

At December 31, 1999, there were 2,000,000 shares authorized without par value. Transactions in capital shares of the fund were as follows:

                                                        FOR THE            FOR THE
                                                      YEAR ENDED         YEAR ENDED
                                                   DECEMBER 31, 1999  DECEMBER 31, 1998
                                                   -----------------  -----------------
Shares sold......................................            12,003             42,591
Reinvestment of dividends and distributions......           130,479            127,988
Shares redeemed..................................           (80,211)          (122,675)
                                                   ----------------   ----------------
Net Increase.....................................            62,271             47,904
                                                   ================   ================

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.
--------------------------------------------------------------------------------

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to distributions of the fund. Shareholders received a 1999 U.S. Treasury Department Form 1099-DIV in January 2000. This will reflect the total of all distributions which are taxable for calendar year 1999.

                                                                     PER SHARE
                                                            ----------------------------
                                                              ORDINARY       LONG-TERM
                                                               INCOME      CAPITAL GAIN
   RECORD DATE           EX DATE             PAY DATE       DISTRIBUTIONS  DISTRIBUTIONS
------------------  ------------------  ------------------  -------------  -------------
March 30, 1999      March 31, 1999      April 1, 1999       $ 0.06067774   $    --
June 29, 1999       June 30, 1999       July 1, 1999          0.05705218        --
September 29, 1999  September 30, 1999  October 1, 1999       0.06688856        --
December 30, 1999   December 31, 1999   January 3, 2000       0.03814661        --
September 8, 1999   September 9, 1999   September 10, 1999    2.38852000        2.82343
December 30, 1999   December 31, 1999   January 3, 2000        0.1771200        0.51821
                                                            ------------   ------------
                                                            $ 2.78840509   $    3.34164
                                                            ============   ============

For corporate taxpayers 19.14% of the ordinary income distributions paid during the calendar year 1999 qualify for the corporate dividends received deductions.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual Investment Fund of Connecticut, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Mutual Investment Fund of Connecticut, Inc. (the "fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 15, 2000

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